Segment Information - (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information
Summary of the Group's operating segment results

The following tables present a summary of the Group’s operating segment results for the years ended December 31, 2019, 2020 and 2021, The Group does not allocate any assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenues:
So-Young	1,151,637	1,294,988	1,580,507
Wuhan Miracle	—	—	111,956
Total	1,151,637	1,294,988	1,692,463
Elimination	—	—	—
Consolidated total revenues	1,151,637	1,294,988	1,692,463

Cost of revenues:
So-Young	(198,630)	(212,206)	(249,767)
Wuhan Miracle	—	—	(78,142)
Total	(198,630)	(212,206)	(327,909)
Elimination	—	—	20
Consolidated total cost of revenues	(198,630)	(212,206)	(327,889)

Gross profit:
So-Young	953,007	1,082,782	1,330,740
Wuhan Miracle	—	—	33,814
Total	953,007	1,082,782	1,364,554
Elimination	—	—	20
Consolidated gross profit	953,007	1,082,782	1,364,574

Summary of net revenues by type of good or service

The following table set forth the breakdown of net revenues by type of good or service for the years ended December 31, 2019, 2020 and 2021:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Information services and others	833,422	962,089	1,304,455
Reservation services	318,215	332,899	276,052
Sales of equipment and maintenance services	—	—	111,956
Total revenues	1,151,637	1,294,988	1,692,463

Summary of depreciation expenses of property and equipment in cost of revenues by segment

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Information services and others	833,422	962,089	1,304,455
Reservation services	318,215	332,899	276,052
Sales of equipment and maintenance services	—	—	111,956
Total revenues	1,151,637	1,294,988	1,692,463

Summary of amortization expenses of intangible assets in cost of revenues by segment

The following table presents the amortization expenses of intangible assets in cost of revenues by segment for the years ended December 31, 2019, 2020 and 2021:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
So-Young	—	4,723	7,907
Wuhan Miracle	—	—	5,647
Total amortization expense of Intangible assets	—	4,723	13,554